Financial Instruments - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	$ 14,980	$ 14,980
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 14,980	$ 14,980